Trust Activities - Additional Information (Detail) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of trust activities [line items]
Debt securities and certificates of participation in financial trusts	$ 8,491,306	$ 6,569,703
Assets transferred by the Bank		6,867
Assets managed by the Bank	4,549,370	6,225,495
Bank Trust [member]
Disclosure of trust activities [line items]
Assets managed by the Bank	$ 222,980,825	$ 124,941,605